Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Centre Funds
Prospectus Date	rr_ProspectusDate	Jan. 17, 2014
Centre Multi-Asset Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CENTRE MULTI-ASSET REAL RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Centre Multi-Asset Real Return Fund (the “Fund”) seeks real return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 14, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2013, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement will remain in effect only through September 14, 2015 so the Fund’s expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks real return, which is total return that exceeds U.S. inflation over a full inflation cycle, which is typically 5 years. The Fund seeks to achieve its investment objective by using a flexible, fundamentally-driven tactical allocation strategy that is diversified across various broad asset classes, including U.S. and foreign (non-U.S.) equity securities (such as common stocks, preferred stocks and shares of registered open-end companies), fixed-income securities (such as bonds, notes, bills and other obligations issued by corporations and the U.S. government, including Treasury Inflation-Protected Securities (“TIPS”), which are debt securities issued by the U.S. Treasury whose values are periodically adjusted to reflect a measure of inflation), exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”) whose returns track commodity indices (such as an index that tracks the Dow Jones-UBS Commodity Index or the price of gold bullion), and cash and cash equivalents. In any period shorter than a full inflation cycle, the returns of the Fund may be volatile relative to the Consumer Price Index or may lag behind inflation.

The Fund is structured as a limited “fund of funds,” meaning that it seeks to achieve its investment objective by investing directly in securities and in other registered open-end investment companies, primarily those managed by the Adviser (the “Underlying Funds”). The Fund also invests a portion of its assets in TIPS and commodity-linked ETNs and ETFs.

Under normal market conditions, the Adviser intends to allocate the Fund’s investments among Underlying Funds, equity securities, fixed-income securities, TIPS, ETNs and ETFs that have returns linked to commodity indices, and cash and cash equivalents. The Adviser invests in Underlying Funds based on each Underlying Fund’s principal asset class. The Underlying Funds, in turn, invest directly in a variety of U.S. and foreign equity securities (including common stock, and preferred stock) and fixed-income securities. In selecting Underlying Funds that provide exposure to equities or fixed-income securities, or in considering the allocation of Fund assets among the Underlying Funds, the Adviser considers the Underlying Funds’ foreign and domestic investments, market capitalization ranges, investment styles, yield, duration, and other relevant attributes. The Adviser monitors the Fund’s allocations among the Underlying Funds and may modify weightings based on its view of current market, inflation and economic conditions and the Adviser’s overall investment approach. Generally, the Fund will not invest more than 25% of its assets in a single Underlying Fund.

The Adviser may invest Fund assets in ETNs or ETFs linked to commodity indices to provide the Fund with exposure to the commodities markets to include the price of gold bullion without investing directly in physical commodities and to hedge the Fund’s portfolio against consequences from inflation across other asset classes.

In response to adverse market, economic or political conditions, or when the Adviser believes that market or economic conditions are unfavorable, the Fund may invest up to 100% of the Fund’s assets temporarily in cash, cash equivalents or other high quality short-term investments. Such investments generally may include short-term U.S. government securities, high-grade commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments. The Adviser may also invest Fund assets in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment objective.

Principal Investment Strategies of the Underlying Funds

Currently, the Underlying Funds are the Centre American Select Equity Fund, Centre Global Select Equity Fund, and Centre Active U.S. Treasury Fund.
  Centre American Select Equity Fund. Centre American Select Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies (i.e., companies which are incorporated in the U.S. and list their common stock on and principally trade on the New York Stock Exchange (the “NYSE”), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market). The 80% portion of the fund’s portfolio consists of investments in U.S. companies that are members of the S&P 500 Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs and other securities. The fund’s portfolio may consist of common stocks, preferred stocks, cash and certain derivative products and investment company securities.
  Centre Global Select Equity Fund. Centre Global Select Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies (i.e., companies that are incorporated in the U.S. and list their common stock on and principally trade on NYSE, the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market and foreign (non-U.S.) companies located throughout the world. Generally, under normal market conditions, more than 50% of the fund’s net assets, plus borrowings for investment purposes, is invested in non-U.S. companies. The 80% portion of the fund’s portfolio consists of investments in companies that are members of the MSCI All Country World Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs and other securities. The fund’s portfolio may consist of common stocks, preferred stocks, depositary receipts, cash, and certain derivative products and investment company securities. In addition, the fund may invest in REIT securities of a diversified nature (both commercial and residential) if the issuers are members of the MSCI All Country World Index or possess similar market capitalization characteristics (greater than $3.0 billion) and trading volume attributes.
  Centre Active U.S. Treasury Fund. Centre Active U.S. Treasury Fund’s goal is to maximize investors’ total return through capital appreciation and current income. Under normal market conditions, the Fund will invest at least 80% of its assets in U.S. Treasury securities, including Treasury bonds (long-term government securities which pay interest every six months with various maturities), Treasury bills (short-term government securities with maturities ranging from a few days to 52 weeks), Treasury notes (government securities that are issued with various maturities and pay interest every six months), and TIPS. The Fund seeks to achieve its investment objective primarily by using an active interest rate management strategy that aims to capture general cyclical interest rate trends while allowing for the potential to benefit from short-term deviations. This strategy involves the use of a proprietary fundamentally-driven interest rate forecasting process designed to forecast interest rates on a monthly basis.
		Centre Asset Management, LLC serves as the investment adviser to each of Centre American Select Equity Fund, Centre Global Select Equity Fund, and Centre Active U.S. Treasury Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will be successful in meeting its investment objective.

Risks Associated with the Fund’s Principal Investment Strategies

Market Risk. The value of securities may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies may decline regardless of their long-term prospects, and the Fund’s performance per share will change daily in response to such factors.

Allocation Risk. The ability of the Fund to achieve its investment objective is dependent upon the Adviser’s ability to allocate Fund assets among asset classes and to select investments, including the Underlying Funds, within each asset class. You could lose money on your investment in the Fund as a result of the allocation of Fund assets. The allocation of Fund assets to different asset classes or investment styles within an asset class may have a more significant effect on the Fund’s net asset value (“NAV”) when one of those asset classes or styles is performing more poorly than the others.

Affiliated Fund Risk. The Fund may invest a significant portion of its assets in Underlying Funds, for which the Adviser serves as investment adviser. The Adviser is responsible for selecting the Underlying Funds. Underlying Funds may pay to the Adviser asset-based investment advisory fees that are higher than the investment advisory fee paid by the Fund to the Adviser. As a result, a conflict of interest may exist because the Adviser has an incentive to select a particular Underlying Fund for investment by the Fund.

Fixed-Income Risk. Returns of fixed-income securities will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. Other factors that may affect a debt security’s market price and yield include investor demand, changes in the financial condition of the issuer or other debt security issuers and economic conditions inside and outside the U.S.

Interest Rate Risk. When interest rates rise, debt security prices generally fall, and debt security prices generally rise when interest rates fall. In general, securities with longer maturities are more sensitive to such interest rate changes.

Income Risk. Because distributions are based on earnings, distributions to shareholders may decline when prevailing interest rates fall or when an issuer experiences defaults on debt securities it holds.

Credit Risk. An issuer of debt securities may fail to make timely interest payments or repay principal when due. Any change in the financial strength of an issuer or in the security rating of a security may affect the security’s value and therefore the value of the Fund’s shares.

Volatility and Creditworthiness Risk. The recent downgrade of the U.S. credit rating may adversely affect Fund performance. In August 2011, Standard & Poor’s Rating Services (“S&P”) downgraded the U.S. Government’s credit rating from AAA to AA+, and this unprecedented downgrade could lead to subsequent downgrades by S&P or downgrades by other credit rating agencies. These developments, and the government’s credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms. In addition, a decreased credit rating could create broader financial turmoil and uncertainty, which may negatively affect the value of Fund shares or the Fund’s performance.

Underlying Fund Risk. Because the Fund invests in the Underlying Funds, and the Fund’s performance relates, in part, to the performance of the Underlying Funds, the ability of the Fund to achieve its investment objective is related to ability of the Underlying Funds to meet their investment objectives. In addition, Fund shareholders will bear indirectly the fees and expenses of the Underlying Funds.

Commodity Exposure Risk. Although the Fund will not invest directly in physical commodities, it may still be affected by the risks associated with such investments as a result of its investments in ETNs or ETFs linked to commodity indices or reflective of the price of gold bullion. Indirect investments in commodities through such ETNs or ETFs present unique risks. Investing in physical commodities is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; political and economic events and policies inside and outside the U.S.; disease; pestilence; trade; technological developments; and monetary and other governmental policies, action and inaction.

TIPS-Related Risks. TIPS are issued with a fixed interest rate and a fixed maturity date, but their principal value will change, as the U.S. Treasury raises or lowers such value each month to keep pace with inflation. Consequently, the coupon payments made to investors will also vary. Although generally considered a low-risk investment because they are backed by the U.S. government and have a fixed interest rate, TIPS are long-duration assets, sensitive to changes in interest rates and, in the short term, can experience substantial fluctuations in price. In addition, TIPS could lose value during protracted periods of deflation.

Tax-Related Risks. To qualify for favorable tax treatment as a regulated investment company, certain requirements under the Internal Revenue Code of 1986 (the “Code”), including asset diversification and income requirements, must be met. If the Fund were to fail to qualify as a regulated investment company under the Code, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. With respect to an investment in TIPS, adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by the Fund may be included in the Fund’s gross income for tax purposes, even though the Fund did not receive cash attributable to such gross income. In such a case, the Fund may be required to make annual distributions to shareholders that exceed the cash it otherwise received. To meet such distribution requirements, the Fund may need to sell portfolio investments, which could result in capital gains to the Fund and additional capital gain distributions to Fund shareholders.

Recent Market and Regulatory Events. In response to recent instability in U.S. and foreign economic and credit markets, the U.S. Government, foreign governments and certain domestic and foreign banks have taken steps designed to stabilize credit markets, increase consumer confidence and spur economic growth, including by injecting liquidity into the markets. The effect of these efforts is not yet known. Withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities. Adverse financial market conditions have resulted in calls for increased regulation and the need for many financial institutions to seek government assistance. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), was enacted, for example, in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, a reorganization of federal financial regulators; new rules for trading in derivatives; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Securities in which the Fund invests, or the issuers of such securities, may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional legislation or regulation is still unknown.

Risks Associated with the Underlying Funds’ Principal Investment Strategies

The following risks are risks associated with the Underlying Funds’ principal investment strategies.

Common Stock Risk. The value of common stocks held by an Underlying Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of such Underlying Fund may also decrease.

Market Risk. The value of securities may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies may decline regardless of their long-term prospects, and an Underlying Fund’s performance per share will change daily in response to such factors.

Foreign Securities Risk. Investing in foreign securities involves investment risks different from those associated with U.S. securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than U.S. markets. It may be difficult to enforce contractual obligations, and it may take more time for trades to clear and settle.

Volatility and Creditworthiness Risk. As with the Fund, the recent downgrade of the U.S. credit rating may adversely affect the performance of the Underlying Funds. (See “PRINCIPAL RISKS OF INVESTING IN THE FUND — Risks Associated with the Fund’s Principal Investment Strategies – Volatility and Creditworthiness Risk” above.) In addition, the Underlying Funds may be negatively affected by volatility and credit risks associated with the European markets. The current financial crisis in Europe relating to, among other factors, high budget deficits and rising direct and contingent sovereign debt, has created uncertainty about the ability of certain European countries to service their sovereign debt obligations. Despite assistance packages to Greece, Ireland and Portugal, the creation of a joint EU-IMF European Financial Stability Facility in May 2010, and financial assistance programs, there are ongoing risks and concerns about the debt crisis in Europe and its potential effect on economic recovery globally, the financial condition of European financial institutions, and sovereign and non-sovereign debt in these countries. Market and economic disruptions have impacted, and may continue to impact, consumer confidence levels and personal bankruptcy rates, consumer spending, default on consumer debt levels and home prices. There can be no assurance that these market disruptions will not spread beyond Europe or that future assistance packages will be available or sufficient. An Underlying Fund’s performance may be adversely affected if such uncertainty and instability persists.

Emerging Market Risk. Investing in foreign securities in countries with newly organized or less developed securities markets typically involve greater risk. Economic structures in these emerging market countries are generally less diverse and mature than those in developed countries, and their political systems tend to be less stable. Investments in emerging markets countries may be adversely affected by government restrictions on foreign investment, abrupt and severe price declines, potentially smaller securities markets and lower trading volumes, which may cause relative illiquidity and greater volatility than investments in developed countries. An Underlying Fund may have to accept a lower price for, or be unable to sell, a portfolio security at all, which can negatively impact the Underlying Fund’s value or prevent the Underlying Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Sector Risk. Sector risk is the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. To the extent that an Underlying Fund invests more heavily in a particular sector, the value of the Underlying Fund’s shares will be more sensitive to risks associated with that sector and its share price may fluctuate more widely than a fund that invested in a broader range of industries. In addition, changes in regulatory policies may have a material effect on the value of securities issued by companies in highly regulated sectors.

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from an investment in securities denominated in a foreign currency or may widen existing losses.

Tax-Related Risks. As with the Fund, to qualify for favorable tax treatment as a regulated investment company, certain requirements under the Code, including asset diversification and income requirements, must be met. If an Underlying Fund were to fail to qualify as a regulated investment company under the Code, such fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains.

		Recent Market and Regulatory Events. In response to recent instability in U.S. and foreign economic and credit markets, the U.S. Government, foreign governments and certain domestic and foreign banks have taken steps designed to stabilize credit markets, increase consumer confidence and spur economic growth, including by injecting liquidity into the markets. The effect of these efforts is not yet known. Withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities. Adverse financial market conditions have resulted in calls for increased regulation and the need for many financial institutions to seek government assistance. The Dodd-Frank Act, was enacted, for example, in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, a reorganization of federal financial regulators; new rules for trading in derivatives; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Securities in which an Underlying Fund invests, or the issuers of such securities, may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional legislation or regulation is still unknown.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The following information shows the performance of Institutional Class shares only, since the Institutional Class has the longest period of annual returns. The performance of the Investor Class shares will differ from the performance shown because the Investor Class shares have different expenses than the Institutional Class shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual total returns for the periods indicated to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-298-4236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.centrefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the Last Calendar Year – Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual total returns for the periods indicated to a broad-based securities market index. The index is not actively managed and not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.centrefunds.com or by calling 1-855-298-4236.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's calendar year-to-date return as of December 31, 2013 was 3.95%.

Annual Total Returns (Years Ended December 31) – Institutional Class Shares

Best Quarter:	3rd Quarter, 2013	+3.51%
Worst Quarter:	2nd Quarter, 2013	-4.11%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – Institutional Class Shares (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table below. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares, which have a different expense ratio.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table below. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an IRAs. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Centre Multi-Asset Real Return Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)	rr_ExpensesOverAssets	2.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	1.93%
1 Year	rr_ExpenseExampleYear01	$ 196
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,140
10 Years	rr_ExpenseExampleYear10	2,476
Centre Multi-Asset Real Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	578
5 Years	rr_ExpenseExampleYear05	1,012
10 Years	rr_ExpenseExampleYear10	$ 2,216
2013	rr_AnnualReturn2013	3.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.11%)
1 Year	rr_AverageAnnualReturnYear01	3.95%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2012	[2]
Centre Multi-Asset Real Return Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.95%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2012	[2]
Centre Multi-Asset Real Return Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.24%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2012	[2]
Centre Multi-Asset Real Return Fund | US CPI Urban Consumers NSA (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2012	[3]

[1]	The investment adviser to the Fund, Centre Asset Management, LLC (the “Adviser” or “Centre”), has contractually agreed, pursuant to a written expense limitation agreement (the “Expense Limitation Agreement”), to reduce its advisory fees and/or reimburse other expenses of the Fund until September 14, 2015 to the extent necessary to limit the current operating expenses of each class of shares of the Fund including (but not limited to) investment advisory fees of the Advisor and distribution/service (Rule 12b-1) fees but exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, except that, if an acquired fund is an underlying fund managed by the Adviser and such acquired fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of the Expense Limitation Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund’s fees and expenses to which the Fund would otherwise be subject, to an annual rate of 1.25% of the average daily net assets of the Investor Class shares and 1.00% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The Adviser may receive reimbursement of any amount waived pursuant to the Expense Limitation Agreement, provided that the reimbursement does not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement is to be paid by the Fund.
[2]	After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares, which have a different expense ratio.
[3]	The US CPI Urban Consumers NSA Index is the annual percentage change in the Consumer Price Index (CPI). The CPI is an unmanaged index that represents the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics.